Consolidated Statements Of Shareholders’ Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net unrealized losses on available-for-sale securities, net tax effects	$ 5,728	$ (5,728)
Accumulated Other Comprehensive Income (Loss) [Member]
Net unrealized losses on available-for-sale securities, net tax effects	$ 5,728	$ (5,728)